Summary of Significant Accounting Policies - Schedule of Sale Model (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sale Model [Line Items]
Total Revenue	$ 61,791,957	$ 96,909,642	$ 97,098,915
Direct sales of disposable medical devices [Member]
Schedule of Sale Model [Line Items]
Revenue	5,821,022	6,766,636	8,077,373
Distributors sales of disposable medical devices [Member]
Schedule of Sale Model [Line Items]
Revenue	54,350,935	$ 90,143,006	$ 89,021,542
SaaS development service [Member]
Schedule of Sale Model [Line Items]
Revenue	$ 1,620,000